DISPOSAL OF ASSETS	12 Months Ended
Dec. 31, 2021
Disclosure Of Disposal Of Assets [Abstract]
DISPOSAL OF ASSETS	DISPOSAL OF ASSETS
In June 2021, Brookfield Renewable, along with its institutional partners, completed the sale of a 656 MW operating and development wind portfolio in Ireland. The total consideration was approximately €298 million ($363 million) and Brookfield Renewable’s interest in the portfolio was approximately 40%. This resulted in a gain on disposition of $165 million ($66 million net to Brookfield Renewable) recognized in Other income within the consolidated statements of income. As a result of the disposition, Brookfield Renewable's post-tax portion of the accumulated revaluation surplus of $29 million was reclassified from accumulated other comprehensive income directly to equity and presented as a Disposals item in the consolidated statements of changes in equity.
In June 2021, Brookfield Renewable completed the sale of a 271 MW development wind portfolio in Scotland. The total consideration was approximately £77 million ($108 million) and Brookfield Renewable’s interest in the portfolio was 100%. This resulted in a gain on disposition of $37 million ($37 million net to Brookfield Renewable) recognized in Other income within the consolidated statements of income.
In August 2021, Brookfield Renewable, together with its institutional partners, completed the sale of a 391 MW wind portfolio in the United States. The total consideration was approximately $392 million and Brookfield Renewable's interest in the portfolio ranged from 20% to 100%. This resulted in a loss on disposition of $9 million ($5 million net loss to Brookfield Renewable) recognized in Other within the consolidated statements of income. As a result of the disposition, Brookfield Renewable's post-tax portion of the accumulated revaluation surplus of $60 million was reclassified from accumulated other comprehensive income directly to equity and presented as a Disposals item in the consolidated statements of changes in equity.
Summarized financial information relating to the disposals are shown below:

(MILLIONS)	Notes	Ireland Wind Portfolio	Scotland Wind Portfolio	U.S Wind Portfolio	Total
Proceeds, net of transaction costs		$358	$107	$387	$852
Carrying value of net assets held for sale
Assets		582	91	793	1,466
Liabilities		(389)	(21)	(397)	(807)
		193	70	396	659
Gain (loss) on disposal, net of transaction costs		165	37	(9)	193
Foreign currency translation and cash flow hedge, net of investment hedge, associated with the disposal	9	(35)	—	(6)	(41)
Total gain (loss) on disposal		$130	$37	$(15)	$152